Provisions for liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Summary of Provisions for Liabilities and Charges
The movements in 2022 and 2021 were as follows:

	Property £m	Other £m	Total £m
1 January 2021	76.7	229.6	306.3
Charged to the income statement	25.2	35.8	61.0
Acquisitions[1]	—	7.3	7.3
Utilised	(7.0)	(69.9)	(76.9)
Released to the income statement	(18.3)	(25.0)	(43.3)
Other movements	(5.2)	18.9	13.7
Exchange adjustments	(0.8)	1.2	0.4
31 December 2021	70.6	197.9	268.5
Charged to the income statement	8.1	6.4	14.5
Acquisitions[1]	—	1.3	1.3
Utilised	(12.8)	(37.2)	(50.0)
Released to the income statement	(3.2)	(22.2)	(25.4)
Other movements	(4.8)	17.8	13.0
Exchange adjustments	4.9	17.8	22.7
31 December 2022	62.8	181.8	244.6
Note
[1]Acquisitions include £1.3 million (2021: £7.3 million) of provisions arising from revisions to fair value adjustments related to the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.